Financial Risk Factors and Risk Management - Cash at Banks, Time Deposits, and Debt Securities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Factors and Risk Management
Volume of investments that are fully collateralized by eligible collateral	€ 100	€ 0